Cover	May 18, 2020
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 18, 2020
Current Fiscal Year End Date	--12-31
Entity File Number	0-10967
Entity Registrant Name	First Midwest Bancorp, Inc.
Entity Central Index Key	0000702325
Entity Tax Identification Number	36-3161078
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	8750 West Bryn Mawr Avenue
Entity Address, Address Line Two	Suite 1300
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60631
City Area Code	708
Local Phone Number	831-7483
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, $0.01 par value
Trading Symbol	FMBI
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false